Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 104,264	$ 108,990	$ 105,036
Valuation Allowances and Reserves, Period Increase (Decrease)	28,354	16,042	13,487
Valuation Allowances and Reserves, Deductions	(41,099)	(20,768)	(9,533)
Deferred Tax Assets, Valuation Allowance	$ 91,519	$ 104,264	$ 108,990